DAVIS POLK & WARDWELL
                           450 LEXINGTON AVENUE
                            NEW YORK, NY 10017

                               212-450-4731


                                           May 1, 1997


Re:    The GNMA Fund Investment Accumulation Program, Inc.
       File No. 2-60367


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Dear Sirs:

       Pursuant to Rule 497(j) of the Securities Act of 1933, we herewith certify that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) of this Rule 497 would not have differed from that contained in Post-Effective Amendment No. 22 to the Registration Statement filed with you via EDGAR on April 29, 1997.

       If you have any questions, please do not hesitate to contact the undersigned at (212) 450-4731.




                                           Very truly yours,

                                          /s/Kenneth H. Chase
                                             ----------------
                                             Kenneth H. Chase